Summary of Warrant Outstanding and Exercisable (Detail) (Warrants, USD $)	12 Months Ended
Dec. 31, 2012
$0.18 to $ 4.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 0.18
Exercise Price Maximum, warrant	$ 4.99
Weighted Average Remaining Contractual Life (years), warrant	1 year 10 months 10 days
Number of warrants Outstanding	1,850,102
Number of warrants Exercisable	413,981
$5.00 to $9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 5.00
Exercise Price Maximum, warrant	$ 9.99
Weighted Average Remaining Contractual Life (years), warrant	15 days
Number of warrants Outstanding	1,068,905
Number of warrants Exercisable	1,068,905
$10.00 to $10.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 10.00
Exercise Price Maximum, warrant	$ 10.44
Weighted Average Remaining Contractual Life (years), warrant	6 months 11 days
Number of warrants Outstanding	660,080
Number of warrants Exercisable	660,080
$0.18 to $10.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 0.18
Exercise Price Maximum, warrant	$ 10.44
Weighted Average Remaining Contractual Life (years), warrant	2 years 5 months 5 days
Number of warrants Outstanding	3,579,087
Number of warrants Exercisable	2,142,966